BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Mar. 31, 2023
BASIC AND DILUTED LOSS PER SHARE

18. BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Group by the weighted average number of ordinary shares in issue during the year.

In May 2023, the company delisted from the Main Market of the London Stock Exchange and carried out a share consolidation of 65 to 1. The weighted average number of ordinary shares in issue shown below has been retrospectively adjusted to reflect this share consolidation (see note 23 Post balance sheet events). As such, the number of shares presented below may not be consistent with that presented elsewhere.

	Year ended March 31,
	2023	2022

(Loss) attributable to equity holders of the company ($)	(13,271,685)	(5,431,045)
Weighted average number of ordinary shares in issue (adjusted)	22,257,058	15,064,813
Basic and dilutive loss per share (dollars per share)	(0.61)	(0.36)

Year ended March 31,
2021

(Loss) attributable to equity holders of the company ($)	(3,353,507)
Weighted average number of ordinary shares in issue (adjusted)	10,350,271
Basic and dilutive loss per share (dollars per share)	(0.32)

As the Group is reporting a loss from continuing operations for the year then, in accordance with IAS 33, the share options are not considered dilutive because the exercise of the share options would have an anti-dilutive effect. The basic and diluted earnings per share as presented on the face of the Statement of comprehensive income are therefore identical.